OTHER INCOME	12 Months Ended
Dec. 31, 2018
OTHER INCOME
OTHER INCOME

NOTE 24 - OTHER INCOME

Other income by function is detailed as follows:

	01.01.2018	01.01.2017	01.01.2016
Details	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Gain on disposal of Property, plant and equipment	1,984,547	312,470	318,771
Recovery AFIP claim	232,617	—	1,034,040
Others	392,004	238,364	408,088
Total	2,609,168	550,834	1,760,899